Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 0.6%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 3,835,431
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 4,769,985
Total Municipal Bonds
(Cost $9,500,000)
8,605,416
CORPORATE BONDS — 27.5%
Banks — 7.2%
2,500,000 Banco Santander SA,
5.59%, 08/08/28 ........... 2,542,942
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(a) ......... 5,043,034
5,000,000 Bank of America Corp. GMTN,
(SOFR RATE + 1.370%),
1.92%, 10/24/31(a) ......... 4,088,756
2,695,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(a) ......... 2,552,769
5,000,000 Barclays Plc,
(SOFR RATE + 1.880%),
6.50%, 09/13/27(a) ......... 5,141,251
5,000,000 BPCE SA,
1.00%, 01/20/26(b) ......... 4,623,267
6,295,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3.67%, 07/24/28(a) ......... 6,019,062
5,000,000 Citigroup, Inc.,
(SOFR RATE + 2.661%),
6.17%, 05/25/34(a) ......... 5,189,197
5,959,000 Credit Suisse AG GMTN,
3.70%, 02/21/25 ........... 5,863,569
2,000,000 Danske Bank A/S MTN,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.550%),
0.98%, 09/10/25(a)(b) ....... 1,942,105
6,500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 6,763,078
Principal
Amount Value
Banks (continued)
$ 7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... $ 6,354,015
3,369,000 JPMorgan Chase & Co.,
(3 mo. Term SOFR + 1.522%),
4.20%, 07/23/29(a) ......... 3,278,790
5,000,000 JPMorgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,930,811
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(a) ......... 4,593,704
11,167,000 Morgan Stanley,
(SOFR RATE + 2.620%),
5.30%, 04/20/37(a) ......... 10,935,183
5,000,000 PNC Financial Services Group, Inc.
(The),
3.90%, 04/29/24 ........... 4,977,402
1,000,000 PNC Financial Services Group, Inc.
(The),
(SOFR RATE + 1.342%),
5.30%, 01/21/28(a) ......... 1,008,614
5,423,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 5,146,787
6,000,000 Toronto-Dominion Bank (The)
GMTN,
5.53%, 07/17/26 ........... 6,107,524
5,903,000 Truist Financial Corp. MTN,
(SOFR RATE + 2.050%),
6.05%, 06/08/27(a) ......... 6,013,219
1,000,000 US Bancorp,
(SOFR RATE + 1.560%),
5.38%, 01/23/30(a) ......... 1,011,229
104,126,308
Communication Services — 0.3%
5,000,000 Amazon.com, Inc.,
3.60%, 04/13/32 ........... 4,714,108
Consumer Discretionary — 3.0%
5,000,000 AutoZone, Inc.,
4.50%, 02/01/28 ........... 4,951,584
2,500,000 Brown University, Series A,
1.91%, 09/01/30 ........... 2,105,549
6,000,000 Clorox Co. (The),
1.80%, 05/15/30 ........... 5,019,596
2,630,000 DR Horton, Inc.,
1.40%, 10/15/27 ........... 2,347,148

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Consumer Discretionary (continued)
$ 2,994,000 General Motors Financial Co., Inc.,
6.00%, 01/09/28 ........... $ 3,089,790
3,510,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,533,149
5,135,000 Target Corp.,
4.50%, 09/15/32 ........... 5,080,616
4,345,000 Toyota Motor Credit Corp. GMTN,
5.25%, 09/11/28 ........... 4,470,174
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 4,918,994
2,135,000 Warnermedia Holdings, Inc.,
6.41%, 03/15/26 ........... 2,135,318
6,000,000 Warnermedia Holdings, Inc.,
3.76%, 03/15/27 ........... 5,762,672
43,414,590
Consumer Staples — 0.5%
2,000,000 Constellation Brands, Inc.,
4.80%, 01/15/29 ........... 2,007,684
4,835,000 Sysco Corp.,
5.75%, 01/17/29 ........... 5,040,064
7,047,748
Energy — 2.0%
8,157,000 BP Capital Markets America, Inc.,
4.81%, 02/13/33 ........... 8,146,262
5,000,000 Enbridge, Inc.,
5.70%, 03/08/33 ........... 5,164,914
5,567,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,553,477
5,370,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 5,462,875
5,000,000 Williams Cos., Inc. (The),
3.75%, 06/15/27 ........... 4,823,029
29,150,557
Financial Services — 4.3%
3,100,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6.10%, 01/15/27 ........... 3,169,425
5,000,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 5,107,559
2,995,000 American Express Co.,
(SOFR RATE + 1.330%),
6.34%, 10/30/26(a) ......... 3,056,397
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,424,165
3,000,000 Aon Corp./Aon Global Holdings Plc,
2.85%, 05/28/27 ........... 2,835,150
Principal
Amount Value
Financial Services (continued)
$ 5,000,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... $ 4,533,568
5,046,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5.47%, 02/01/29(a) ......... 5,052,173
3,155,000 Capital One Financial Corp.,
(SOFR RATE + 2.640%),
6.31%, 06/08/29(a) ......... 3,251,282
2,490,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,324,191
3,235,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,891,540
5,000,000 Corebridge Financial, Inc.,
5.75%, 01/15/34 ........... 5,121,382
5,000,000 Diageo Capital Plc,
5.20%, 10/24/25 ........... 5,045,861
5,000,000 Metropolitan Life Global Funding I,
5.40%, 09/12/28(b) ......... 5,120,980
5,105,000 Moody's Corp.,
4.25%, 08/08/32 ........... 4,932,276
6,070,000 Public Storage Operating Co. REIT,
1.85%, 05/01/28 ........... 5,460,445
62,326,394
Health Care — 3.5%
5,000,000 AbbVie, Inc.,
3.20%, 11/21/29 ........... 4,656,555
3,235,000 Cigna Group (The),
1.25%, 03/15/26 ........... 2,994,636
6,241,000 CVS Health Corp.,
5.25%, 01/30/31 ........... 6,342,222
5,000,000 Haleon US Capital LLC,
3.38%, 03/24/27 ........... 4,813,129
3,302,000 HCA, Inc.,
5.38%, 09/01/26 ........... 3,319,543
6,000,000 Kenvue, Inc.,
4.90%, 03/22/33 ........... 6,113,763
5,330,000 Laboratory Corp. of America
Holdings,
1.55%, 06/01/26 ........... 4,941,482
5,000,000 Pfizer Investment Enterprises Pte Ltd.,
4.75%, 05/19/33 ........... 4,990,661
5,000,000 Stryker Corp.,
1.15%, 06/15/25 ........... 4,748,748
3,557,000 Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28 ........... 3,660,051
3,430,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... 3,462,944
50,043,734

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Industrials — 1.6%
$ 1,404,000 Caterpillar Financial Services Corp.
MTN,
3.40%, 05/13/25 ........... $ 1,381,093
4,745,000 John Deere Capital Corp. MTN,
4.95%, 07/14/28 ........... 4,851,371
4,342,000 L3Harris Technologies, Inc.,
5.40%, 01/15/27 ........... 4,427,460
3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... 3,473,447
3,350,000 Ryder System, Inc.,
6.30%, 12/01/28 ........... 3,548,288
5,000,000 Waste Connections, Inc.,
4.20%, 01/15/33 ........... 4,793,326
22,474,985
Information Technology — 1.6%
4,871,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 4,852,831
5,892,000 KLA Corp.,
4.70%, 02/01/34 ........... 5,883,290
7,545,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 6,865,158
6,648,000 Texas Instruments, Inc.,
1.75%, 05/04/30 ........... 5,663,032
23,264,311
Materials — 1.7%
6,000,000 BHP Billiton Finance USA Ltd.,
5.10%, 09/08/28 ........... 6,136,187
4,730,000 DuPont de Nemours, Inc.,
4.49%, 11/15/25 ........... 4,692,424
5,000,000 Georgia-Pacific LLC,
1.75%, 09/30/25(b) ......... 4,752,190
5,250,000 Nucor Corp.,
2.00%, 06/01/25 ........... 5,049,689
3,996,000 Sherwin-Williams Co. (The),
3.45%, 08/01/25 ........... 3,903,558
24,534,048
Utilities — 1.8%
1,690,000 Duke Energy Corp.,
2.65%, 09/01/26 ........... 1,606,933
5,000,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 5,100,863
5,134,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 5,363,429
3,463,342 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 2,955,062
Principal
Amount Value
Utilities (continued)
$ 5,610,000 Southern California Edison Co.,
5.65%, 10/01/28 ........... $ 5,833,004
5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... 4,885,399
25,744,690
Total Corporate Bonds
(Cost $402,802,736)
396,841,473
ASSET-BACKED SECURITIES — 7.6%
BERMUDA — 0.3%
Collateralized Loan Obligations — 0.3%
5,000,000 Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A,
(3 mo. Term SOFR + 1.800%),
7.12%, 10/20/36(a)(b) ....... 5,007,357
CAYMAN ISLANDS — 3.6%
Collateralized Loan Obligations — 3.6%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
7.08%, 04/15/34(a)(b) ....... 3,500,033
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. Term SOFR + 1.962%),
7.28%, 10/15/34(a)(b) ....... 4,505,105
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. Term SOFR + 1.712%),
7.09%, 05/15/30(a)(b) ....... 1,498,483
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. Term SOFR + 1.812%),
7.20%, 11/16/34(a)(b) ....... 2,000,465
3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
7.27%, 04/20/35(a)(b) ....... 3,500,717
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. Term SOFR + 1.662%),
6.98%, 03/20/30(a)(b) ....... 1,498,332
1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. Term SOFR + 1.862%),
7.18%, 07/20/32(a)(b) ....... 1,750,000
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. Term SOFR + 1.912%),
7.23%, 07/20/34(a)(b) ....... 4,503,492

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
7.12%, 04/20/35(a)(b) ....... $ 4,488,133
3,000,000 Palmer Square CLO Ltd., Series 2023-
4A, Class B,
(3 mo. Term SOFR + 2.150%),
7.56%, 10/20/33(a)(b) ....... 3,005,639
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. Term SOFR + 1.662%),
6.98%, 07/20/29(a)(b) ....... 3,999,971
5,000,000 Rad CLO 1 Ltd., Series 2018-1A,
Class BR,
(3 mo. Term SOFR + 1.662%),
6.98%, 07/15/31(a)(b) ....... 5,000,054
3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. Term SOFR + 1.962%),
7.28%, 10/20/34(a)(b) ....... 2,989,500
4,700,000 RRX 3 Ltd., Series 2021-3A, Class A2,
(3 mo. Term SOFR + 2.012%),
7.33%, 04/15/34(a)(b) ....... 4,706,389
5,000,000 RRX 7 Ltd., Series 2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
7.32%, 07/15/35(a)(b) ....... 5,000,898
51,947,211
JERSEY CHANNEL ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class B,
(3 mo. Term SOFR + 2.500%),
7.83%, 01/20/35(a)(b) ....... 3,999,758
UNITED STATES — 3.4%
Other Asset-Backed Securities — 3.4%
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6.12%, 04/20/27(b) ......... 3,048,910
3,850,000 Bank of America Auto Trust, Series
2023-2A, Class A3,
5.74%, 06/15/28(b) ......... 3,928,775
1,870,480 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 1,814,649
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,421,991
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 126,042 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... $ 123,520
932,607 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 919,039
5,000,000 CarMax Auto Owner Trust, Series
2022-4, Class A3,
5.34%, 08/16/27 ........... 5,016,184
2,250,000 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6.00%, 07/17/28 ........... 2,310,779
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,398,485
98,768 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(b) ......... 98,560
3,750,000 Daimler Trucks Retail Trust, Series
2023-1, Class A3,
5.90%, 03/15/27 ........... 3,802,623
574,571 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 562,461
1,500,000 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5.23%, 03/20/30(b) ......... 1,504,845
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... 3,748,068
2,000,000 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4.93%, 11/15/27 ........... 2,005,600
1,312,103 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... 1,149,651
2,130,943 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 1,867,696
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%, 04/15/26(b) ......... 1,979,544
3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4.95%, 02/15/29(b) ......... 3,699,820
437,929 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(b) ......... 428,042

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 533,918 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... $ 465,516
1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... 1,763,224
1,343,216 Tesla Auto Lease Trust, Series 2021-B,
Class A3,
0.60%, 09/22/25(b) ......... 1,330,624
1,000,000 Tesla Auto Lease Trust, Series 2023-A,
Class A3,
5.89%, 06/22/26(b) ......... 1,008,864
2,457,000 Verizon Master Trust, Series 2022-7,
Class A1A,
5.23%, 11/22/27 ........... 2,455,673
576,423 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... 575,396
500,268 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%, 11/17/25 ........... 495,638
48,924,177
Total Asset-Backed Securities
(Cost $110,689,786)
109,878,503
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
456,137 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(b) ......... 415,895
Total Non-Agency Mortgage-Backed Securities
(Cost $461,429)
415,895
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Farm Credit Banks Funding Corp.
— 0.3%
5,000,000 5.65%, 07/25/33 ............... 4,941,523
Total U.S. Government Agencies
(Cost $5,000,000)
4,941,523
U.S. GOVERNMENT SECURITIES — 62.4%
U.S. Treasury Bonds — 4.8%
15,686,000 3.38%, 08/15/42 ............... 13,777,333
43,863,000 2.88%, 05/15/52 ............... 33,832,765
22,339,000 4.13%, 08/15/53 ............... 21,930,615
69,540,713
Principal
Amount Value
U.S. Treasury Inflation Indexed Notes — 2.5%
$ 36,146,141 1.25%, 04/15/28(c) ............. $ 35,357,915
U.S. Treasury Notes — 55.1%
2,519,000 2.38%, 08/15/24 ............... 2,482,593
4,691,000 4.75%, 07/31/25 ............... 4,713,355
31,764,000 2.00%, 08/15/25 ............... 30,648,538
22,783,000 2.25%, 11/15/25 ............... 21,985,595
52,522,000 4.75%, 10/15/26 ............... 53,268,797
16,183,000 2.75%, 07/31/27 ............... 15,543,266
40,212,000 4.13%, 10/31/27 ............... 40,444,476
44,140,000 3.88%, 12/31/27 ............... 44,034,823
15,940,000 4.00%, 02/29/28 ............... 15,978,605
82,883,000 4.00%, 06/30/28 ............... 83,174,385
95,400,000 4.00%, 07/31/28 ............... 96,253,382
51,181,000 1.00%, 07/31/28 ............... 45,091,260
11,680,000 4.88%, 10/31/28 ............... 12,166,362
2,019,000 2.63%, 02/15/29 ............... 1,901,882
44,166,000 3.88%, 12/31/29 ............... 44,057,310
115,000,000 4.00%, 01/31/31 ............... 115,539,062
13,068,000 4.13%, 11/15/32 ............... 13,225,735
163,169,000 3.38%, 05/15/33 ............... 155,775,405
796,284,831
Total U.S. Government Securities
(Cost $902,325,454)
901,183,459
Shares
INVESTMENT COMPANY — 1.7%
23,997,090 Federated Hermes Government
Obligations Fund, 5.26%(d) .. 23,997,090
Total Investment Company
(Cost $23,997,090)
23,997,090
TOTAL INVESTMENTS — 100.1%
(Cost $1,454,776,495)
$ 1,445,863,359
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(1,207,496)
NET ASSETS — 100.0%
$ 1,444,655,863
(a) Floating rate security. Rate shown is the rate in effect as of January
31, 2024.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of January 31, 2024.
CLO — Collateralized Loan Obligation

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7.6%
Corporate Bonds ............................. 27.5
Municipal Bonds ............................. 0.6
Non-Agency Mortgage-Backed Securities ............ 0.0 *
U.S. Government Agencies and Securities ........... 62.7
Other
**
..................................... 1.6
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.